INCOME TAX - Other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts before taxes
Remeasurement income (expense) related to defined benefit liability	$ 4,073	$ 6,041	$ (44,594)
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	22,378	22,109	11,144
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	15,871	14,814	114,287
Unrealized gain on net investment hedge in foreign operations	364,414	(742,930)	1,948,833
Exchange differences arising on translating foreign operations.	(3,118,395)	2,978,351	(4,963,913)
Unrealized loss Cash flow hedge	(5,803)	216
Unrealized loss on investments in associates and joint ventures using equity method	(70)	(7,690)	(2,225)
Net	(2,717,532)	2,270,911	(2,936,468)
Deferred tax
Remeasurement income (expense) related to defined benefit liability	(5,531)	(4,747)	13,234
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	(2,358)	6,463	(246)
Loss on asset revaluation	(356)
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	19,029	8,422	(21,023)
Loss on net investment hedge in foreign operations	(140,820)	307,656	(772,755)
Unrealized loss Cash flow hedge	87	(87)	0
Unrealized gains (loss) on investments in associates and joint ventures using equity method	(617)	1,348	2,223
Net	(130,566)	319,055	(778,567)
Net taxes
Remeasurement income (expense) related to defined benefit liability	(1,458)	1,294	(31,360)
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	20,020	28,572	10,898
Loss on asset revaluation	(356)
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	34,900	23,236	93,264
Unrealized gain on net investment hedge in foreign operations	223,594	(435,274)	1,176,078
Exchange differences arising on translating foreign operations.	(3,118,395)	2,978,351	(4,963,913)
Unrealized loss Cash flow hedge	(5,716)	129	0
Unrealized gains (loss) on investments in associates and joint ventures using equity method	(687)	(6,342)	(2)
Other comprehensive income, attributable to the owners of the Parent Company, net of tax	$ (2,848,098)	$ 2,589,966	$ (3,715,035)